ACCOUNTS RECEIVABLE, NET	3 Months Ended
Mar. 31, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 4. ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consisted of the following as of March 31, 2024 and December 31, 2023:

	2024	2023
Trade accounts receivable	$3,316,779	$3,458,625
Other	9,360	167,382
	3,326,138	3,626,007
Less allowance for doubtful accounts	(1,395,688)	(1,227,135)
Total accounts receivable, net	$1,930,450	$2,398,872

Accounts receivable are primarily made up of trade receivables due from customers in the ordinary course of business. Four customers accounted for more than 50.2% and 51.5% of the balance of accounts receivable as of March 31, 2024 and December 31, 2023, respectively.